Quarterly Holdings Report
for

Fidelity® SAI U.S. Quality Index Fund

April 30, 2020

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV4-QTLY-0620
1.9867677.104

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 6.6%
Interactive Media & Services - 6.6%
Alphabet, Inc. Class A (a)	404,122	$544,231,097
Facebook, Inc. Class A (a)	148,251	30,348,462
Match Group, Inc. (a)(b)	124,597	9,588,985
		584,168,544
CONSUMER DISCRETIONARY - 9.2%
Auto Components - 0.2%
Gentex Corp.	584,353	14,164,717
Diversified Consumer Services - 0.1%
Frontdoor, Inc. (a)	182,886	7,079,517
Household Durables - 0.2%
Garmin Ltd.	262,639	21,315,781
Internet & Direct Marketing Retail - 2.1%
Amazon.com, Inc. (a)	18,250	45,150,500
The Booking Holdings, Inc. (a)	96,685	143,148,910
		188,299,410
Specialty Retail - 4.0%
The Home Depot, Inc.	1,611,834	354,329,468
Textiles, Apparel & Luxury Goods - 2.6%
NIKE, Inc. Class B	2,704,670	235,793,131

TOTAL CONSUMER DISCRETIONARY		820,982,024

CONSUMER STAPLES - 11.5%
Beverages - 0.9%
Brown-Forman Corp. Class B (non-vtg.)	420,864	26,177,741
Monster Beverage Corp. (a)	881,834	54,506,160
		80,683,901
Food Products - 0.5%
The Hershey Co.	342,584	45,368,399
Household Products - 7.1%
Clorox Co.	271,667	50,649,595
Colgate-Palmolive Co.	1,853,734	130,261,888
Kimberly-Clark Corp.	743,649	102,980,514
Procter & Gamble Co.	2,902,548	342,123,333
WD-40 Co.	31,656	5,517,008
		631,532,338
Tobacco - 3.0%
Philip Morris International, Inc.	3,593,996	268,112,102

TOTAL CONSUMER STAPLES		1,025,696,740

FINANCIALS - 7.7%
Banks - 0.2%
SVB Financial Group (a)	111,351	21,509,673
Capital Markets - 4.4%
Ameriprise Financial, Inc.	292,662	33,638,570
Eaton Vance Corp. (non-vtg.)	261,357	9,591,802
FactSet Research Systems, Inc.	87,651	24,104,025
LPL Financial	186,716	11,244,038
MarketAxess Holdings, Inc.	87,603	39,860,241
Moody's Corp.	375,062	91,477,622
SEI Investments Co.	291,551	14,857,439
T. Rowe Price Group, Inc.	539,783	62,415,108
TD Ameritrade Holding Corp.	611,845	24,027,153
The Blackstone Group LP	1,523,066	79,564,968
		390,780,966
Consumer Finance - 0.4%
Credit Acceptance Corp. (a)(b)	32,131	10,011,056
Synchrony Financial	1,303,734	25,800,896
		35,811,952
Insurance - 2.6%
Aon PLC	540,845	93,387,706
Erie Indemnity Co. Class A	42,678	7,599,245
FNF Group	635,419	17,188,084
Primerica, Inc.	90,485	9,402,296
Progressive Corp.	1,350,467	104,391,099
		231,968,430
Thrifts & Mortgage Finance - 0.1%
Essent Group Ltd.	227,265	6,208,880

TOTAL FINANCIALS		686,279,901

HEALTH CARE - 22.2%
Biotechnology - 8.2%
AbbVie, Inc.	3,416,004	280,795,529
Amgen, Inc.	1,345,480	321,865,726
Biogen, Inc. (a)	416,812	123,722,306
		726,383,561
Health Care Equipment & Supplies - 2.1%
Align Technology, Inc. (a)	165,669	35,593,985
Edwards Lifesciences Corp. (a)	481,786	104,788,455
IDEXX Laboratories, Inc. (a)	179,493	49,827,257
		190,209,697
Health Care Technology - 1.2%
Cerner Corp.	725,549	50,345,845
Veeva Systems, Inc. Class A (a)	303,886	57,981,449
		108,327,294
Life Sciences Tools & Services - 1.9%
Bio-Techne Corp. (b)	88,037	19,808,325
Illumina, Inc. (a)	339,563	108,330,784
Mettler-Toledo International, Inc. (a)	56,257	40,501,665
		168,640,774
Pharmaceuticals - 8.8%
Jazz Pharmaceuticals PLC (a)	130,681	14,407,580
Merck & Co., Inc.	3,920,962	311,089,125
Pfizer, Inc.	8,062,860	309,291,310
Zoetis, Inc. Class A	1,100,228	142,270,483
		777,058,498

TOTAL HEALTH CARE		1,970,619,824

INDUSTRIALS - 4.7%
Electrical Equipment - 0.6%
Rockwell Automation, Inc.	266,908	50,573,728
Industrial Conglomerates - 1.2%
3M Co.	208,257	31,638,403
Roper Technologies, Inc.	224,698	76,628,759
		108,267,162
Machinery - 1.8%
Allison Transmission Holdings, Inc.	275,418	10,008,690
IDEX Corp.	175,695	26,992,023
Illinois Tool Works, Inc.	675,613	109,787,113
Snap-On, Inc. (b)	126,692	16,506,701
		163,294,527
Professional Services - 0.1%
Robert Half International, Inc.	271,560	12,836,641
Road & Rail - 0.1%
Landstar System, Inc.	91,158	9,417,533
Trading Companies & Distributors - 0.9%
Fastenal Co.	1,324,820	47,984,980
W.W. Grainger, Inc.	100,787	27,774,881
		75,759,861

TOTAL INDUSTRIALS		420,149,452

INFORMATION TECHNOLOGY - 35.9%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)(b)	117,569	25,782,882
F5 Networks, Inc. (a)	129,912	18,091,545
		43,874,427
IT Services - 10.9%
Automatic Data Processing, Inc.	999,511	146,618,269
MasterCard, Inc. Class A	1,287,492	354,021,675
Paychex, Inc.	735,882	50,422,635
VeriSign, Inc. (a)	238,664	49,997,721
Visa, Inc. Class A (b)	2,049,863	366,351,515
		967,411,815
Semiconductors & Semiconductor Equipment - 3.2%
Maxim Integrated Products, Inc.	586,089	32,223,173
Texas Instruments, Inc.	2,159,285	250,628,210
		282,851,383
Software - 13.7%
Adobe, Inc. (a)	557,075	197,004,003
Cadence Design Systems, Inc. (a)	605,275	49,105,961
Check Point Software Technologies Ltd. (a)	270,784	28,632,700
Fortinet, Inc. (a)	306,626	33,035,885
Intuit, Inc.	561,894	151,604,620
Manhattan Associates, Inc. (a)	147,608	10,471,312
Microsoft Corp.	4,012,183	719,023,314
Paycom Software, Inc. (a)	113,315	29,577,481
		1,218,455,276
Technology Hardware, Storage & Peripherals - 7.6%
Apple, Inc.	2,322,041	682,215,646

TOTAL INFORMATION TECHNOLOGY		3,194,808,547

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Public Storage	324,411	60,162,020
Simon Property Group, Inc.	708,834	47,328,846
Vornado Realty Trust	365,909	16,034,132
		123,524,998
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	773,261	33,196,095

TOTAL REAL ESTATE		156,721,093

TOTAL COMMON STOCKS
(Cost $7,572,124,867)		8,859,426,125

Money Market Funds - 1.6%
Fidelity Cash Central Fund 0.16% (c)	15,290,325	15,294,912
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	123,410,552	123,422,893
TOTAL MONEY MARKET FUNDS
(Cost $138,717,805)		138,717,805
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $7,710,842,672)		8,998,143,930
NET OTHER ASSETS (LIABILITIES) - (1.2)%(e)		(107,523,091)
NET ASSETS - 100%		$8,890,620,839

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	215	June 2020	$31,200,800	$5,209,664	$5,209,664

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $2,400,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$327,590
Fidelity Securities Lending Cash Central Fund	332,528
Total	$660,118

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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